Restructuring And Other Initiatives (Tables)	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014
Restructuring Charges [Abstract]
Portfolio Realignment Expense For Continuing And Discontinued Operations
The following is a summary of the Company’s portfolio realignment expense for our continuing and discontinued operations for 2013 and 2012:

	2013			2012
($ millions, except per share data)	Pre-tax Expense	After-tax Expense	Loss Per Diluted Share	Pre-tax Expense	After-tax Expense	Loss Per Diluted Share
Continuing Operations
Business exits and cost reductions	$1.2	$0.8	$0.02	$21.9	$14.3	$0.33
Non-cash impairments/dispositions	4.7	4.7	0.11	—	—	—
Total Continuing Operations	5.9	5.5	0.13	21.9	14.3	0.33
Discontinued Operations
Business exits and cost reductions	13.3	6.4	0.13	2.2	1.5	0.04
Non-cash impairments/dispositions	11.5	11.5	0.27	5.8	3.5	0.08
Total Discontinued Operations	24.8	17.9	0.40	8.0	5.0	0.12
Total	$30.7	$23.4	$0.53	$29.9	$19.3	$0.45

Summary Of The Charges And Settlements By Category Of Costs
The following is a summary of the charges and settlements by category of costs:

						Total by Classification
($ millions)	Employee	Markdowns and Royalty Shortfalls	Facility	Other	Total	Continuing Operations	Discontinued Operations
Reserve balance at January 28, 2012	$5.8	$1.6	$1.3	$1.3	$10.0	$10.0	$—
Additional charges in 2012	6.0	3.1	11.4	9.4	29.9	21.9	8.0
Amounts settled in 2012	(10.1)	(4.5)	(9.4)	(10.4)	(34.4)	(26.6)	(7.8)
Reserve balance at February 2, 2013	$1.7	$0.2	$3.3	$0.3	$5.5	$5.3	$0.2
Additional charges in 2013	2.6	2.7	0.1	25.3	30.7	5.9	24.8
Amounts settled in 2013	(3.3)	(2.9)	(2.0)	(25.6)	(33.8)	(9.7)	(24.1)
Reserve balance at February 1, 2014	$1.0	$—	$1.4	$—	$2.4	$1.5	$0.9
Amounts settled in 2014	(0.9)	—	(0.4)	—	(1.3)	(0.4)	(0.9)
Reserve balance at January 31, 2015	$0.1	$—	$1.0	$—	$1.1	$1.1	$—